SHARED SERVICES AGREEMENT	12 Months Ended
Dec. 31, 2015
Shared Services Agreement [Abstract]
SHARED SERVICES AGREEMENT
NOTE 8. SHARED SERVICES AGREEMENT

Walker Digital

The Company has a Shared Services Agreement (“WDM Shared Services Agreement”) with Walker Digital Management (“WDM”). The cost of such services varies monthly based on the terms of the WDM Shared Services Agreement. The incurred expenses include but are not limited to executive compensation, information technology services and supplies, administrative and general services and supplies and rent and utilities, are based either on specific attribution of those expenses or, where necessary and appropriate, based on the Company’s best estimate of an appropriate proportional allocation.

The following table represents operating expenses contributed by WDM on behalf of the Company and expenses incurred under the WDM Shared Services Agreement for the years ended December 31, 2015 and 2014:

(dollars in thousands)	2015	2014

Compensation Expenses (1)	$63	$116
Rent and Utilities	257	132
Office Services and Supplies	36	26
Telephone	34	18
Other	67	50
Total Operating Expenses	$457	$342

(1) Compensation expenses are net of services charged to WDM. During the years ended December 31, 2015 and 2014, the Company charged approximately $34 and $61 of expenses, respectively, related to such services.

As of December 31, 2015 and 2014, due from WDM in the amount of $147 and $10, respectively and these amounts were included in prepaid and current assets. In addition there was $47, and $55, for the years ended December 31, 2015 and 2014 due to WDM included in accounts payable.

Flexible Travel Company

In December 2015, the Company entered into the FTC Services Agreement with Flexible Travel to provide executive management, marketing, legal and financial consulting services. For the year ended December 31, 2015 the Company provided approximately $50 of expenses related to such services and these amounts are included in Other Income on the Consolidated Statement of Operations and had $53 included in prepaid and other current assets.